7. INVENTORIES: Schedule of Inventory (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Inventory
	December 31, 2017	December 31, 2016
	$	$
Work in process	39,845	5,987
Finished goods	171,380	1,050,300
	211,225	1,056,287